[LOGO OF JOHN HANCOCK]
Law Sector
John Hancock Place T-30
P.O. Box 111
Boston, Massachusetts 02117-0111

May 5, 2004

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE: John Hancock Life Insurance Company Registration Statement Filed On Form N-4

John Hancock Variable Annuity Account U (Accommodator)                                   #   2-38827
John Hancock Variable Annuity Account U (Independence)                                   #  33-34813
John Hancock Variable Annuity Account U (Signature Variable Annuity I)                   # 333-63336
John Hancock Variable Annuity Account V (Accommodator 2000)                              #  33-15672
John Hancock Variable Annuity Account V (Independence Preferred, Independence 2000)      #  33-82646
John Hancock Variable Annuity Account V (Patriot)                                        # 333-64153
John Hancock Variable Annuity Account H (Declaration, Patriot)                           # 333-08345
John Hancock Variable Annuity Account H (Revolution-Access)                              # 333-84771
John Hancock Variable Annuity Account H (Revolution Extra, Revolution Extra II)          # 333-84783
John Hancock Variable Annuity Account H (Revolution-Value/
     Revolution-Value II/Wealth Builder/Wealth Builder II)                               # 333-81103

John Hancock Variable Life Insurance Company Registration Statements Filed On Form N-4
--------------------------------------------------------------------------------------
John Hancock Variable Annuity Account I (Independence Preferred, Independence 2000)         33-82648
John Hancock Variable Annuity Account I (Marketplace, E Variable)                        # 333-16949
John Hancock Variable Annuity Account JF (Declaration, Patriot)                          #  33-64947
John Hancock Variable Annuity Account JF (Revolution-Access)                             # 333-84769
John Hancock Variable Annuity Account JF (Revolution-Extra)                              # 333-84767
John Hancock Variable Annuity Account JF (Revolution-Value)                              # 333-81127


Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-4 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,


/s/ Arnold R. Bergman
Arnold R. Bergman
Counsel